INVENTORIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories Explanatory [Abstract]
Ore stockpile	$ 17,714	$ 19,972
Rough diamonds	56,300	45,999
Supplies inventory	28,247	16,202
Total	$ 102,261	$ 82,173